MOVEMENT IN PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE ASSETS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
MOVEMENT IN PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE ASSETS

9.	MOVEMENT IN PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE ASSETS

The Group spent approximately HK$29,577 (six months ended September 30, 2024: HK$6,898), during the period on acquisition of property, plant and equipment. The depreciation expenses on property, plant and equipment was approximately HK$1,735,350 (six months ended September 30, 2024: HK$1,739,925).

The Group had no new lease of office for the six months ended September 30, 2025 (six months ended September 30, 2024: Nil). The depreciation expenses on right-of-use assets were approximately HK$113,008 (six months ended September 30, 2024: HK$113,008).

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)